Accounts Payable and Accrued Liabilities (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Future NRG Sdn. Bhd. [Member]
Schedule of Accounts Payable and Accrued Liabilities

Mar 31, 2026 (USD)
Trade payables	20,123
Non-trade payables and other creditors	35,509
Accrual for legal proceedings — AHT litigation (Note 13)	406,945
Deposit received from customer	14,829
Total accounts payable and accrued liabilities	477,406

	Note	2025	2024
		(USD)	(USD)
Trade payables		3,768	24,355
Amount due to ultimate holding company		4,655,340	2,154,420
Amount due to related companies		—	838,928
Accrual for material litigation		405,565	368,004
Deposit received		14,774	24,578
Transportation fee payables		33,740	30,615
Total		5,113,187	3,440,900